Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 73,824	$ 89,569	$ 158,381
Japan
Disaggregation Of Revenue [Line Items]
Total Revenue	35,883	47,565	57,695
North America
Disaggregation Of Revenue [Line Items]
Total Revenue	24,183	23,513	15,254
Southeast Asia
Disaggregation Of Revenue [Line Items]
Total Revenue	4,173	2,495	8,442
Mainland China
Disaggregation Of Revenue [Line Items]
Total Revenue	3,842	9,631	50,862
Hong Kong
Disaggregation Of Revenue [Line Items]
Total Revenue	2,199	2,771	14,664
Europe
Disaggregation Of Revenue [Line Items]
Total Revenue	1,845	1,706	3,972
Others
Disaggregation Of Revenue [Line Items]
Total Revenue	1,457	1,253	2,339
Taiwan
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 242	$ 635	$ 5,153